Investments in joint venture and affiliates	12 Months Ended
Dec. 31, 2015
Investments in joint venture and affiliates
Investments in joint venture and affiliates

4.Investments in joint venture and affiliates

a)Investment in JA MEMC

In March 2011, the Group entered into a joint venture agreement with SunEdison Products Singapore Pte.Ltd. (“SunEdison”), (formerly known as MEMC Singapore Pte.Ltd.,) to form a jointly-owned company JA MEMC, to build and operate a solar cell production facility in China. Pursuant to the joint venture agreement, JA Yangzhou and SunEdison each contributed a capital investment of RMB 96,211 in cash, which represents 50% of the share capital of JA MEMC. The Group accounts for its investment in the joint venture using the equity method and the Group’s share of JA MEMC’s results of operations is included in equity gain/(loss) for a joint venture in the Group’s Consolidated Statements of Operations and Comprehensive (Loss)/Income. The Group’s equity in net loss of JA MEMC amounted to RMB 2,108 and RMB 441 for the years ended December 31, 2013 and 2014.

The Group reviews its investment in JA MEMC to determine whether a decline in fair value below the carrying value, if any, is other- than-temporary. No impairment loss occurred in 2013 and 2014. Although assumptions used in estimates of fair value of the investment in JA MEMC are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.

As disclosed in Note 3, the Group acquired additional 50% equity interests in JA MEMC in June 2014, and started to consolidate JA MEMC since then.

b)Investment in Datang Angli

In 2012 and 2013, the Group sold PV module to Shandong Angli PV technology Ltd. (“Shandong Angli”) for RMB 47.0 million (“the Receivable”). In 2015, Shandong Angli settled its liability with the Company through a debt restructuring agreement (“the Agreement”). The agreement was signed by the Company, Shandong Angli and Ningxia Angli PV technology Ltd. (“Ningxia Angli”), the related party of Shandong Angli. According to the agreement, Ningxia Angli transferred 29.16% of equity shares of Datang Angli (Lingwu) New Energy Co., Ltd. (“Datang Angli”) to the Company in exchange for the settlement of RMB 47.0 million receivable from Shandong Angli. The Group accounts for its investment of 29.16% in Datang Angli at its fair value, amounted to RMB 39,498 with equity method because the Group has significant influence, but no voting control over Datang Angli. As the original accounts receivable balance of RMB 47.0 million from Shandong Angli was fully reserved in 2013, the Company recorded a gain of RMB 39.5 million in selling, general and administrative expenses upon the receipt of the investment in Datang Angli. The remaining RMB 7.5 million allowance for difference between the Receivable gross amount Rmb 47.0 million and the RMB 39.5 million fair value of Datang Angli, was written off in 2015 against the remaining original balance. In 2015, the Group picked up the 29.16% of the net profit generated from Datang Angli with RMB 44 (Refer to Note 6).

c)Investment in Lincheng

JA Solar PV Electric (Lincheng) Co., Ltd. (“Lincheng”), a company 100% owned by JA, was set up in 2013, for the purpose of construction of power plants. Lincheng was undertaking early stage of development of a power plant with 100 MW capacity.

In July 2014, JA entered into sales agreement with China Rich Energy Cooperation Ltd (“Rich Energy”). Under the agreement, Rich Energy contributed cash as the capital injection to Lincheng to acquire 80% equity interest of Lincheng.  JA deconsolidated Lincheng and starts to account for its investment of 20% in Lincheng as equity method of accounting because JA has significant influence, but does not have voting control over Lincheng since July 2014. By the end of 2014, Rich Energy has paid total cash of RMB 66,400 in full as capital injection and all necessary legal procedures related to the share ownership were finished. JA has paid total cash of RMB 16,600 in full as capital injection.

In 2015, the Group sold modules to Lincheng with the revenue of Rmb 92,158 and cost of Rmb 71,993. Since JA hold 20% share of Lincheng, the 20% of the unrealized profit with an amount of Rmb 3,076 and Rmb 4,033 in 2014 and 2015 respectively, was eliminated against the long term investment balance. The balance of long-term investment in Lincheng was Rmb 15,627 after the deduction of unrealized profit and pick-up of the 20% of the net profit generated from Lincheng with Rmb 6,136 (2014: Nil. Lincheng was in pre-operating stage in 2014).